SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			0 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013	Apr. 26, 2015
Subsequent events
Number of nonvested shares granted	8,208,254	1,591,800	6,845,800
Fair value per non-vested share granted (in dollars per share)	$ 12.95	$ 7.67	$ 5.56
Subsequent events | Non-vested shares
Subsequent events
Number of nonvested shares granted				1,460,026
Fair value per non-vested share granted (in dollars per share)				$ 18.12
Subsequent events | Options
Subsequent events
Vesting period				6 years
Number of options granted				450,000
Exercisable period of options granted				10 years
Exercisable price per stock option granted (in dollars per share)				$ 16.095
Subsequent events | Minimum | Non-vested shares
Subsequent events
Vesting period				4 years
Subsequent events | Maximum | Non-vested shares
Subsequent events
Vesting period				10 years